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                                VALUE LINE, INC.

                              220 East 42nd Street
                          New York, New York 10017-5891
                    Phone: (212) 907-1500 / Fax: (212) 818-9747


                                                                  July 13, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re:  Value Line Tax Exempt Fund, Inc.
                      File #33-12400; #811-5052
                      Rule 497(j)
                      ------------------------------------

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                             Very truly yours,

                                             /s/ Peter D. Lowenstein
                                             ------------------------
                                             Peter D. Lowenstein
                                             Legal Counsel



PDL:psp

497(j).nytet